STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

NOTE 10 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

On January 15, 2021, the Company adopted a stock option plan entitled “The 2021 Employee, Director and Consultant Stock Plan” (the “2021 Plan”) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of the then fully diluted number of shares of the Company’s Common Stock, automatically adjusted on January 1 each year. On January 1, 2024, the 2021 Plan was reset in accordance with its stipulations. After the reset on January 15, 2024, there were 30,028,314 shares of Common Stock awards available for grant.

Under the terms of the 2021 Plan, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards, which are fully and immediately vested upon issuance, may be directly issued under the Plan (without any intervening options).

Shares of Common Stock granted and vested under the 2021 Plan

As at January 1, 2024, there were 5,288,687 shares issued valued at a fair historic market value of $99,910 at the time of award and at September 30, 2024, there were 8,939,754 shares issued valued at a fair historic market value of $494,806 at the time of award. As at January 1, 2023, there were 4,290,709 shares issued valued at a fair historic market value of negative ($97,272) (historically awarded “expensive” stock were returned to treasury in 2021) at the time of award, and at September 30, 2023, there were 5,001,709 shares issued valued at a fair historic market value of $43,520 at the time of award.

The following table summarizes the Company’s granted and issued stock awards in the nine months ended September 30, 2024, and 2023:

Issuances under the 2021 Stock Plan in the period January 1 and September 30, 2023

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		4,290,709	$(97,272)	(0.023)
4/14/2023	*	110,000	51,137	0.465	stipend	affiliate
4/14/2023		4,000	1,823	0.456	stipend
8/04/2023	*	120,000	17,940	0.150	stipend	affiliate
8/04/2023		477,000	71,312	0.150	stipend
9/30/2023		5,001,709	$44,940	$0.009

Issuances under the 2021 Stock Plan in the period January 1 and September 30, 2024

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2024		5,288,687	$99,910	0.019
3/27/2024	*	211,269	30,000	$0.142	stipend	affiliate
3/27/2024		72,423	10,284	0.142	stipend
3/27/2024	*	979,191	101,835	0.104	bonus	affiliate
3/27/2024		1,570,808	158,164	0.104	bonus
3/27/2024		(50,000)	—	—	return to treasury
4/19/2024	*	241,938	30,000	0.124	stipend	affiliate
4/19/2024		86,246	10,694	0.124	stipend
8/14/2024	*	454,546	45,454	0.100	stipend	affiliate
8/14/2024		84,646	8,465	0.100	stipend
9/30/2024		8,939,754	$494,806	$0.055

The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.
*	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

In the nine months ended September 30, 2024, and 2023, the Company recorded stock-based compensation expense of $404,807 and $157,268, respectively, in connection with share-based payment awards.

Stock options granted and vested 2021 Plan

As at January 1, 2024, there were 335,000 outstanding stock options valued at historic fair market value of $155,505. There were 335,000 options were forfeited in the nine months ended September 30, 2024, and no stock options were granted. At September 30, 2024, there are no longer any outstanding stock options. As at January 1, 2023, there were 524,000 outstanding stock options valued at historic fair market value of $173,362. There were 144,000 options forfeited in the nine months ended September 30, 2023, and no additional stock options were granted. At September 30, 2023, there were 380,000 outstanding stock options with a fair historic market value of $161,297.

The following table summarizes the Company’s stock option activity in the nine months ended September 30, 2024, and 2023:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2023	524,000	$0.001 – 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.001 – 0.32	0.11
Outstanding as of September 30, 2023	380,000	$0.001 – 0.95	$0.48

Outstanding as of January 1, 2024	335,000	$0.001 – 0.95	$0.62
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(335,000)	0.001 – 0.95	0.62
Outstanding as of September 30, 2024	—	$—	$—

In the nine months ended September 30, 2024, and 2023, $155,505 and $12,065, respectively, of Company stock-option awards were forfeited.

As at September 30, 2024, the Company has 26,712,247 options or stock awards available for grant under the 2021 Plan.

NOTE 10 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

On January 15, 2021, the Company adopted a stock option plan entitled “The 2021 Stock Plan” (2021 Plan) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of the then fully diluted number of shares of the Company’s Common Stock, automatically adjusted on January 1 each year.

As at December 31, 2023, there were 335,000 outstanding stock options valued at historic fair market value of $155,505 and a cumulative 5,288,687 shares issued valued at a fair historic market value of $99,910 at the time of award. As at December 31, 2022, there was “The 2010 Stock Plan” under this plan there were 524,000 outstanding stock options with a fair historic market value of $173,362 and a cumulative 4,290,709 shares issued with a negative (historically awarded “expensive” stock was returned to treasury in 2021) fair historic market value of $97,272 at the time of award.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance.

Shares Awarded and Issued 2021 Plan:

Issuances under the 2021 Stock Plan in the period January 1 and December 31, 2022

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2022		3,656,709	$(236,294)	$(0.065)
1/10/2022	*	40,000	6,400	0.160	stipend	affiliate
2/18/2022		100,000	16,000	0.160	stipend
4/01/2022	*	10,000	1,730	0.173	stipend	affiliate
4/01/2022	*	70,000	12,110	0.173	stipend	affiliate
4/11/2022		250,000	43,250	0.173	stipend
8/01/2022	*	80,000	25,600	0.320	stipend	affiliate
8/01/2022		2,000	640	0.320	stipend
10/28/2022	*	80,000	32,400	0.406	stipend	affiliate
10/28/2022		2,000	810	0.406	stipend
12/31/2022		4,290,709	$(97,354)	$(0.023)

Issuances under the 2021 Stock Plan in the period January 1 and December 31, 2023

Date		# Shares	Amount	Price/Share	Type	Notice
1/01/2023		4,290,709	$(97,354)	$(0.023)
4/14/2023	*	110,000	51,137	0.465	stipend	affiliate
4/14/2023		4,000	1,823	0.465	stipend
8/04/2023	*	120,000	17,940	0.150	stipend	affiliate
8/04/2023		477,000	71,312	0.150	stipend
10/27/2023	*	233,163	37,306	0.160	stipend	affiliate
10/27/2023		53,815	8,610	0.160	stipend
12/31/2023		5,288,687	$90,856	$0.017

The Company claims an exemption from the registration requirements of the Securities Act for the Compensatory Benefit Plan pursuant to Rule 701 of the Securities Act.

*	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.

Shares awarded, but not yet issued, under the 2021 Stock Plan for the year ended December 31, 2024:

Date		# Shares	Amount	Price/Share	Type	Notice
12/31/2023	*	211,269	21,338	0.101	stipend	affiliate
12/31/2023		72,423	7,315	0.101	stipend
12/31/2024		283,692	$28,653	$0.101

For the year ended December 31, 2023, the Company recorded stock-based compensation expense of $176,451 in connection with share-based payment awards. For the year ended December 31, 2022, the Company recorded stock-based compensation expense of $178,382 in connection with share-based payment awards.

Total number of shares awarded from the 2021 Plan

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of January 1, 2022	3,656,709	$0.001 – 0.55	$(0.06)
Shares Issued	634,000	0.16 – 0.41	0.22
Shares Issued as of December 31, 2022	4,290,709	$0.001 – 0.55	$(0.02)
Shares Issued	997,978	0.15 – 0.48	0.20
Shares Issued as of December 31, 2023	5,288,687	$0.001 – 0.55	$0.02

Stock options granted and vested 2021 Plan:

For the year ended December 31, 2023, there were no options awarded under the 2021 Stock Plan. However, 189,000 options were forfeited. For the year ended December 31, 2022, there were no options awarded under the 2021 Stock Plan. However, 144,000 options were forfeited.

As at December 31, 2023, there was no unrecognized compensation expense related to non-vested stock option awards. The following table summarizes the Company’s stock option activity for the year ended December 31, 2023 and 2022:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2022	668,000	$0.001 - 1.21	$0.71
Granted	—	0.001 - 0.20	0.20
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.31 – 1.21	0.81
Outstanding as of December 31, 2022	524,000	$0.001 – 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(189,000)	0.001 – 0.32	0.09
Outstanding as of December 31, 2023	335,000	$0.001 – 0.95	$0.62

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2023:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	0.83	$6,750	45,000	$0.001	0.83	$6,750
0.19	45,000	0.19	0.58	—	45,000	0.19	0.58	—
0.20	45,000	0.20	0.34	—	45,000	0.20	0.34	—
0.95	200,000	0.95	0.51	—	200,000	0.95	0.51	—
$0.001-0.95	335,000	$0.62	0.54	$6,750	335,000	$0.62	0.54	$6,750

The weighted-average remaining estimated life for options exercisable at December 31, 2023, is 0.54 years.

The aggregate intrinsic value for fully vested, exercisable options was $6,750 at December 31, 2023. The actual tax benefit realized from stock option exercises for the year ended at December 31, 2023 and 2022, was $0 as no options were exercised.

As at December 31, 2023, the Company has 17,920,314 options or stock awards available for grant under the 2021 Plan.